Employee Benefits	12 Months Ended
Dec. 31, 2021
Employee Benefits
Employee Benefits

20. Employee Benefits

	2021	2020	2019

	(€ in thousands)
Wages and salaries	16,838	13,251	13,187
Social security costs	2,124	1,710	1,433
Pension costs — defined contribution plans	1,142	1,037	910
Equity-settled share based payments	6,216	7,838	5,948
	26,320	23,836	21,478
Average number of employees for the period	163.0	156.3	139.8

Employees per activity at December 31 (converted to FTE):

	December 31, 2021	December 31, 2020	December 31, 2019
Research and Development	140.7	113.8	118.3
General and Administrative	40.9	36.6	36.1
Total number of employees at December 31 (converted to FTE)	181.6	150.4	154.4

Of all employees 149.6 FTE are employed in the Netherlands (2020: 135.3 FTE).

Included in the wages and salaries for 2021 is a credit of € 695,000 (2020: € 1,379,000, 2019: € 714,000) with respect to WBSO subsidies.